Restructuring and Asset Impairment Charges - Summary of Restructuring Activity (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Restructuring Reserve [Roll Forward]
Accrued restructuring, beginning balance	$ 4,275
Restructuring and impairment charges	45	$ 0	$ 59,197
Cash payments	(1,492)		(1,514)
Non-cash settlements			(53,408)
Accrued restructuring, ending balance	2,828		4,275
Asset Impairments [Member]
Restructuring Reserve [Roll Forward]
Restructuring and impairment charges			53,228
Cash payments			(10)
Non-cash settlements			(53,218)
Contract Termination Costs [Member]
Restructuring Reserve [Roll Forward]
Accrued restructuring, beginning balance	3,954
Restructuring and impairment charges	19		4,767
Cash payments	(1,349)		(623)
Non-cash settlements			(190)
Accrued restructuring, ending balance	2,624		3,954
Employee Severance and Termination Benefits [Member]
Restructuring Reserve [Roll Forward]
Accrued restructuring, beginning balance	321
Restructuring and impairment charges	26		1,202
Cash payments	(143)		(881)
Accrued restructuring, ending balance	$ 204		$ 321